Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	USD ($)		MXN ($)	Equity attributable to equity holders of the parent MXN ($)	Capital Stock MXN ($)	Additional paid-in capital MXN ($)	Retained earnings MXN ($)	Fair value in equity financial instrument MXN ($)	Valuation of the effective portion of derivative financial instrument MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees MXN ($)	Remeasurements of the net defined benefit liability MXN ($)	Non-controlling interest MXN ($)
Beginning balance at Dec. 31, 2022			$ 337,801	$ 262,604	$ 3,347	$ 17,714	$ 251,192	$ (1,553)	$ 2,521	$ (9,105)	$ (1,512)	$ 75,197
Consolidated net income			76,677	65,689			65,689					10,988
Other comprehensive income (loss), net			(15,557)	(12,091)				1,357	(1,228)	(13,190)	970	(3,466)
Total other comprehensive income (loss)			61,120	53,598			65,689	1,357	(1,228)	(13,190)	970	7,522
Dividends declared and partially paid			(18,798)	(12,247)			(12,247)					(6,551)
Issuance (purchased) share-based compensation plans			(92)	(114)	1	(115)						22
Disposal of business			(1,681)									(1,681)
Other movements in equity method accounted investees, net of income tax			19	19			19
Ending balance at Dec. 31, 2023			378,369	303,860	3,348	17,599	304,653	(196)	1,293	(22,295)	(542)	74,509
Consolidated net income			40,236	26,735			26,735					13,501
Other comprehensive income (loss), net			14,775	12,167				(426)	701	12,431	(539)	2,608
Total other comprehensive income (loss)			55,011	38,902			26,735	(426)	701	12,431	(539)	16,109
Dividends declared and partially paid			(31,792)	(24,991)			(24,991)					(6,801)
Issuance (purchased) share-based compensation plans			34	39	(1)	40						(5)
Other acquisitions and remeasurements and non-controlling interest			(183)	3			3					(186)
Shares repurchase			(20,308)	(20,311)	(86)	(20,225)						3
Ending balance at Dec. 31, 2024			381,131	297,502	3,261	(2,586)	306,400	(622)	1,994	(9,864)	(1,081)	83,629
Consolidated net income	$ 1,836	[1],[2]	33,053	19,431			19,431					13,622
Other comprehensive income (loss), net			(13,108)	(10,078)				(178)	(1,807)	(6,862)	(1,231)	(3,030)
Total other comprehensive income (loss)	1,108	[1]	19,945	9,353			19,431	(178)	(1,807)	(6,862)	(1,231)	10,592
Dividends declared and partially paid			(56,284)	(47,501)			(47,501)					(8,783)
Issuance (purchased) share-based compensation plans			115	69	(1)	70						46
Other acquisitions and remeasurements and non-controlling interest			(3,686)	(2,572)		(2,572)						(1,114)
Shares repurchase			(11,869)	(11,869)	(39)	(12,325)	495
Ending balance at Dec. 31, 2025	$ 18,291	[3]	$ 329,352	$ 244,982	$ 3,221	$ (17,413)	$ 278,825	$ (800)	$ 187	$ (16,726)	$ (2,312)	$ 84,370

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4